Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Summary of Balances of Related Party Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Outstanding balances for related party transactions [abstract]
Other receivables	$ 441,100	$ 390,394
Accounts payable	$ (393,664)	$ (432,510)